10-K Business Combinations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill		$ 274,540	$ 276,426	$ 274,478	$ 226,003
2022 Acquisitions
Business Acquisition [Line Items]
Business combination, consideration transferred		8,900
Cash acquired from acquisition		2,800
Payments to acquire businesses, gross		1,500
Contingent consideration, liability		$ 70,000
Equity interest issued or issuable (in shares)		273,153
Current assets acquired		$ 1,700
Property, plant, and equipment acquired		5,900
Goodwill		200,000
Current liabilities acquired		100,000
Noncurrent liabilities acquired		500,000
Deferred income taxes established due to an acquisition		1,200
2021 Acquisitions
Business Acquisition [Line Items]
Business combination, consideration transferred			236,100
Cash acquired from acquisition			900,000
Payments to acquire businesses, gross			235,200
Current assets acquired			17,000
Property, plant, and equipment acquired			179,800
Goodwill			50,600
Current liabilities acquired			8,700
Noncurrent liabilities acquired			2,500
Deferred income taxes established due to an acquisition			3,200
Intangible assets, other than goodwill acquired			$ 2,200
Acquired finite-lived intangible assets, weighted average useful life			5 years 6 months
Provisional information, adjustment, property, plant, and equipment	$ 2,100
Carrying amount | 2022 Acquisitions
Business Acquisition [Line Items]
Business combination, consideration transferred, equity interests issued and issuable		8,400
Fair value | 2022 Acquisitions
Business Acquisition [Line Items]
Business combination, consideration transferred, equity interests issued and issuable		$ 7,300